Changes in carrying values of financial instruments classified as Level 3 (Details) - Level 3 - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Recognized in profit (loss) for the year		₩ (172,063)	₩ 248,516
Financial assets at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance		7,122,565	5,831,369
Recognized in profit (loss) for the year		61,738	359,160
Recognized in other comprehensive income (loss) for the year		125,037	0
Purchase		5,941,978	2,143,853
Issue		0	0
Settlement		(2,332,781)	(1,212,202)
Reclassification		0	0
Transfer to level3	[1]	162,906	1,370
Transfer from level3	[1]	(27,075)	(985)
Business combination (Note 50)		707,891	0
Ending balance		11,762,259	7,122,565
Financial assets designated at fair value through profit or loss(IFRS9)
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance		0	152,091
Recognized in profit (loss) for the year			3,390
Recognized in other comprehensive income (loss) for the year			0
Purchase			0
Issue			0
Settlement			(155,481)
Reclassification			0
Transfer to level3	[1]		0
Transfer from level3	[1]		0
Business combination (Note 50)			0
Ending balance			0
Securities at fair value through other comprehensive income
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance		550,505	621,207
Recognized in profit (loss) for the year		1,461	4,692
Recognized in other comprehensive income (loss) for the year		34,716	29,388
Purchase		103,564	2,510
Issue		0	0
Settlement		(22,842)	(107,292)
Reclassification		(7,286)	0
Transfer to level3	[1]	0	0
Transfer from level3	[1]	0	0
Business combination (Note 50)		0	0
Ending balance		660,118	550,505
Financial liabilities designated at fair value through profit or loss(IFRS9)
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance		(6,833,737)	(7,273,754)
Recognized in profit (loss) for the year		(826,594)	10,090
Recognized in other comprehensive income (loss) for the year		(13,654)	235
Purchase		0	0
Issue		(8,821,680)	(7,127,670)
Settlement		7,984,176	7,557,362
Reclassification		0	0
Transfer to level3	[1]	0	0
Transfer from level3	[1]	0	0
Business combination (Note 50)		0	0
Ending balance		(8,511,489)	(6,833,737)
Derivative assets and liabilities, net
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance		(526,223)	(250,662)
Recognized in profit (loss) for the year		591,332	(128,816)
Recognized in other comprehensive income (loss) for the year		0	0
Purchase		2,221	2,236
Issue		0	0
Settlement		88,312	(148,987)
Reclassification		0	0
Transfer to level3	[1]	248	6
Transfer from level3	[1]	(34)	0
Business combination (Note 50)		0	0
Ending balance		₩ 155,856	₩ (526,223)

[1]	Changes in levels for the financial instruments occurred due to the change in the availability of observable market data. The Group reviews the levels of financial instruments as of the end of the reporting period considering the related events and circumstances in the reporting period.